Finance expense	12 Months Ended
Mar. 31, 2020
Disclosure Of Finance Expense And Income [Abstract]
Finance expense
Finance expense

	2020	2019	2018
Year ended 31 March	£m	£m	£m
Finance expense
Interest on:
Financial liabilities at amortised cost and associated derivatives	608	582	478
Lease liabilities[a]	140	—	—
Finance leases[a]	—	13	16
Derivatives	3	—	14
Fair value movements on derivatives not in a designated hedge relationship	(3)	(3)	1
Reclassification of cash flow hedge from other comprehensive income	46	45	34
Unwinding of discount on provisions	2	14	15
Total finance expense before specific items	796	651	558
Specific items (note 9)	145	139	218
Total finance expense	941	790	776

[a] Lease liabilities were recognised following adoption of IFRS 16 on 1 April 2019, refer to note 1. Finance lease liabilities recognised at this date were reclassified to lease liabilities.